General information - Exchange rates (Details)	12 Months Ended
	Dec. 31, 2023 ¥ / £ € / £ $ / £	Dec. 31, 2022 € / £ $ / £ ¥ / £	Dec. 31, 2021 ¥ / £ € / £ $ / £
USD
Disclosure of Accounting Policies [Line Items]
Average rates | $ / £	1.24	1.24	1.38
Period-end rates | $ / £	1.27	1.20	1.35
Euro
Disclosure of Accounting Policies [Line Items]
Average rates | € / £	1.15	1.17	1.16
Period-end rates | € / £	1.15	1.13	1.19
CNY
Disclosure of Accounting Policies [Line Items]
Average rates | ¥ / £	8.81	8.31	8.86
Period-end rates | ¥ / £	9.06	8.31	8.56